united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23765

AOG Institutional Diversified Master Fund

(Exact name of registrant as specified in charter)

11911 Freedom Drive, Suite 730, Reston, VA 20190

(Address of principal executive offices) (Zip code)

Michelle Whitlock

11911 Freedom Drive, Suite 730, Reston, VA 20190

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-757-8020

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

March 31, 2022

AOG Institutional Diversified Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the period ended March 31, 2022, compared to its benchmark:

Since Inception
Six Months	(12/31/2021)
AOG Institutional Diversified Fund	2.87%
S&P 500 Total Return Index (a)	(4.60)%

(a)	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

*	The Fund’s total annual operating expenses, including underlying funds, is 2.40%, per the December 15, 2021 prospectus. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-877-600-3573.

Holdings By Asset Class as of March 31, 2022	% of Net Assets
Master Fund	100.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

1

AOG Institutional Diversifed Fund

Schedule of Investments (Unaudited)

March 31, 2022

Shares		Fair Value
	MASTER FUND - 100.1%
1,004,818	AOG Institutional Diversified Master Fund (Cost - $15,171,168)	$15,533,544

	TOTAL INVESTMENTS - 100.1% (Cost $15,171,168)	$15,533,544
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(16,850)
	NET ASSETS - 100.0%	$15,516,694

See accompanying notes to financial statements.

2

AOG Institutional Diversified Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2022

Assets:
Investments in Securities at Cost	$15,171,168
Investments in Securities at Value	$15,533,544
Due from adviser	8,425
Total Assets	15,541,969

Liabilities:
Accrued audit fees	10,220
Accrued transfer agency fees	13,781
Other Accrued Expenses	1,274
Total Liabilities	25,275

Net Assets	$15,516,694

Total Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	1,005,592

Net Asset Value and Offering Price Per Share (Net assets / Total shares of beneficial interest outstanding)	$15.43

Composition of Net Assets:
Paid-in-Capital	$15,195,000
Accumulated Earnings	321,694
Net Assets	$15,516,694

See accompanying notes to financial statements.

3

AOG Institutional Diversified Fund

STATEMENT OF OPERATIONS (Unaudited)

For The Period* Ended March 31, 2022

Net Investment Income (Loss) Allocated From the Master Fund:
Dividend and Interest Income	$36,851
Expenses	(60,683)
Net Investment Loss Allocated From the Master Fund	(23,832)

Fund Expenses:
Transfer Agent Fees	13,781
Audit Fees	10,220
Compliance Officer Fees	1,274
Total Expenses	25,275
Less: Expenses Waived by the Adviser	(8,425)
Net Expenses	16,850
Net Investment Loss	(40,682)

Net Unrealized Gain on Investments:
Net Change in Unrealized Appreciation on Investments Allocated From Master Fund	362,376

Net Unrealized Gain on Investments	362,376

Net Increase in Net Assets Resulting From Operations	$321,694

*	The AOG Institutional Diversifed Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

4

AOG Institutional Diversified Fund

STATEMENT OF CHANGES IN NET ASSETS

Period* Ended
March 31, 2022
(Unaudited)
Operations:
Net Investment Loss	$(40,682)
Net Change in Unrealized Appreciation on Investments	362,376
Net Increase in Net Assets
Resulting From Operations	321,694

Beneficial Interest Transactions:
Proceeds from Shares Issued	15,195,000
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	15,195,000

Net Increase in Net Assets	15,516,694

Net Assets:
Beginning of Period	—
End of Period	$15,516,694

Share Activity:
Shares Issued	1,005,592
Net Increase in Total Shares Outstanding	1,005,592

*	The AOG Institutional Diversifed Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

5

AOG Institutional Diversified Fund

STATEMENT OF CASH FLOWS

For The Period* Ended March 31, 2022

Cash Flows From Operating Activities:
Net Decrease in Net Assets Resulting From Operations	$321,694
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Purchases of Long-Term Portfolio Investments	(15,171,168)

Change in Unrealized Depreciation on Investments	(362,376)

Changes in Assets and Liabilities:
(Increase)/Decrease in Assets:
Due From Investment Adviser	(8,425)
Increase/(Decrease) in Liabilities:
Accrued Transfer Agency Fees	13,781
Accrued Audit Fees	10,220
Other Accrued Expenses	1,274
Net Cash Used for Operating Activities	(15,195,000)

Cash Flows From Financing Activities:
Proceeds from Shares Issued	15,195,000
Net Cash Provided by Financing Activities	15,195,000

Net Increase in Cash	—
Cash at Beginning of Period	—
Cash at End of Period	$—

*	The AOG Institutional Diversifed Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

6

AOG Institutional Diversified Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

Period* Ended
March 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period	$15.00
Income (Loss) From Operations:
Net investment loss (a)	(0.26)
Net gain from investments (both realized and unrealized)	0.69
Total from operations	0.43

Net Asset Value, End of Period	$15.43

Total Return (b, c)	2.87%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15,517
Ratio of Expenses to Average Net Assets (d,e)	12.98%
Ratio of Expenses to Average Net Assets (excluding waivers) (d,e)	14.39%
Ratio of Net Investment Loss to Average Net Assets (d,e)	(8.22)%

*	The AOG Institutional Diversifed Fund commenced operations on December 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not Annualized.

(d)	Annualized.

(e)	Includes income and expenses allocated from the Master Fund.

See accompanying notes to financial statements.

7

AOG Institutional Diversified Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2022

1.	ORGANIZATION

The AOG Institutional Diversified Fund (the “Auction Fund”) is a Delaware statutory trust registered under the 1940 Act as a diversified, closed-end management investment company. The Auction Fund commenced operations on December 31, 2021.

The Auction Fund and the AOG Institutional Diversified Tender Fund (the “Tender Offer Fund”) together are “Feeder Funds”. As of March 31, 2022, the Tender Offer Fund has not commenced operations.

In pursuing its investment objective, each Feeder Fund invests substantially all of its assets in the AOG Institutional Diversified Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust registered under the 1940 Act as a diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). For the convenience of the reader, references to each Feeder Fund’s investments also refer to the Master Fund’s investments and references to the risks of investing in the Master Fund also refer to the risks of investing in each Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Auction Fund’s financial statements.

As of March 31, 2022, the Auction Fund has a 100% ownership interest in the Master Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Auction Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Auction Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Net Asset Value Determination – The Auction Fund calculates its Net Asset Value (“NAV”) as of the close of business on the last business day of each calendar month, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Auction Fund values its investments as of the relevant Determination Date. The NAV of each Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Investment in the Master Fund – The Auction Fund’s investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense and net realized gain (losses) of the Master Fund, are allocated each month to the Auction Fund based on its pro -rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Auction Fund is related to the Master Fund’s investment portfolio. Such disclosure can be found in the Notes to the Master Fund’s attached financial statements.

Valuation of Investments – Because each Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of each Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. The Adviser oversees the valuation of each Fund’s investments on behalf of each Fund. The Board has approved valuation procedures for each Fund, which are in substance identical (the “Valuation Procedures”).

8

AOG Institutional Diversified Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

The Valuation Procedures provide that the Master Fund will value its investments in funds, including privately offered pooled investment vehicles, such as hedge funds, which are issued in private placements to investors that meet certain suitability standards (“Private Markets Investment Funds”) and direct private equity investments at fair value. The fair value of such investments as of each Determination Date ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant Private Markets Investment Fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the Private Markets Investment Fund manager’s valuations and the relevant Determination Date.

A meaningful input in each Fund’s Valuation Procedures will be the valuations provided by the Private Markets Investment Fund managers. Specifically, the value of the Master Fund’s investment in Private Markets Investment Funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the Private Markets Investment Fund in accordance with the Private Markets Investment Fund’s own valuation policies. Generally, Private Markets Investment Fund managers value investments of their Private Markets Investment Funds at their market price if market quotations are readily available. In the absence of observable market prices, Private Markets Investment Fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by Private Markets Investment Fund managers is then based on the best information available in the circumstances and may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

Market quotations will not be readily available for most of the Master Fund’s investments. To the extent the Funds hold securities or other instruments that are not investments in Private Markets Investment Funds or direct private equity investments, the Funds will generally value such assets as described below.

Equity Securities – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Money Market Securities and other Debt Securities – If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s or the Master Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

9

AOG Institutional Diversified Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Value Procedures – Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee established by the Board. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of a Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

The Auction Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

10

AOG Institutional Diversified Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2022 for the Auction Fund’s assets measured at fair value:

				Investments
Assets	Level 1	Level 2	Level 3	Valued at NAV	Total
Master Fund	$—	$—	$—	$15,516,694	$15,516,694
Short-Term Investment	—	—	—	—	—
Total	$—	$—	$—	$15,516,694	$15,516,694

There were no transfers into or out of Levels 2 or 3 during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Realized gains and losses from sales of securities are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Expenses – Each Feeder Fund, and therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.

Federal Income Taxes – Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the year ended September 30, 2022. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

11

AOG Institutional Diversified Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex -dividend date. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – In the normal course of business the Auction Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Auction Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Auction Fund. The Auction Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that risk of loss to the Auction Fund in connection with the Auction Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Auction Fund.

3.	AGREEMENTS

AOG Wealth Management serves as the Funds’ investment adviser (the “Adviser”). In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 0.50% of the Master Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Master Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, each Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of each Feeder Fund. Through its investment in the Master Fund, each Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund.

The Adviser voluntarily agreed to reimburse the Auction Fund for all expenses accrued for the month ended January 31, 2022. Such reimbursement amounted to $8,425.

4.	PURCHASE, EXCHANGE AND REPURCHASE OF SHARES

Only Shares of the Auction Fund are available for purchase by prospective investors. During the first 12-18 months of the Auction Fund’s operations, investors (i) will be able to purchase Auction Fund Shares monthly directly from the Auction Fund at their net asset value (“NAV”) calculated as of the last business day of each month, and (ii) will not be able to sell their Auction Fund Shares.

Beginning approximately 12-18 months following the date the Auction Fund commences operations, the Auction Fund may accept initial and additional purchases of Shares through an auction conducted via The Nasdaq Private Market, LLC and its registered broker dealer and alternative trading system subsidiary, NPM Securities, LLC (the “Nasdaq Private Market”). As of March 31, 2022, the Auction Fund has not accepted purchases of Shares through the Nasdaq Private Market.

12

AOG Institutional Diversified Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Auction Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation as of March 31, 2022, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$15,171,168	$362,376	$—	$362,376

6.	RISKS

Investment in a Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that a Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in a Fund are set forth below.

Certain risk factors below discuss the risks of investing in Private Markets Investment Funds. The Feeder Funds will be exposed to such risks indirectly through their investment in the Master Fund.

Equity Securities Risk – When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons of issuer -specific and broader economic or international considerations. They may also decline due to factors which affect a particular industry or industries. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to other instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed and there is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Real Estate Securities Risks – The Fund may invest in publicly-traded and non-traded real estate investment trusts (“REITs”) or Private Markets Investment Funds that hold real estate as well as invest in real estate directly through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes such (a “REIT Subsidiary”). As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage.

REIT Risk – REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

13

AOG Institutional Diversified Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

Restricted and Illiquid Investments Risk – The Fund’s investments are also subject to liquidity risk, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. The Adviser may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

Private Markets Investment Funds – The managers of the Private Markets Investment Funds in which the Master Fund may invest may have relatively short track records and may rely on a limited number of key personnel. The portfolio companies in which the Private Markets Investment Funds may invest also have no, or relatively short, operating histories, may face substantial competitive pressures from larger companies, and may also rely on a limited number of key personnel. The Master Fund will not necessarily have the opportunity to evaluate the information that a Private Markets Investment Fund uses in making investment decisions.

Master-Feeder Structure – The Feeder Funds and the Master Fund are part of a “master-feeder” structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the United States. Because each Feeder Fund may be subject to different investment minimums, feeder-specific expenses and other terms, one Feeder Fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Funds. In addition, because each Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in a Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of a Feeder Fund’s Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by a Feeder Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

14

AOG Institutional Diversified Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2022

As a shareholder of the Auction Fund you will incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Auction Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Auction Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Auction Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Auction Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning shares in different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning
	Account	Ending		Expenses Paid
	Value	Account Value	Annualized	During the Period
	(10/1/21)	(3/31/22)	Expense Ratio	(10/1/21 to 1/31/22)*
Actual	$1,000.00	$1,028.70	12.98%	$32.46
Hypothetical (5% return before expenses)	$1,000.00	$960.21	12.98%	$63.43

*	“Actual” expense information is for the period from 12/31/2021 (date of initial investment) to 3/31/2022. Actual expenses are equal to the Auction Fund’s annualized net expense ratio multiplied by 90/365 (to reflect the period from initial investment to March 31, 2022) . “Hypothetical” expense information for the Auction Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

15

AOG Institutional Diversified Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2022

AOG Funds 15(c) Disclosure for Approval of Investment Advisory Agreement

The Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of the AOG Institutional Diversified Fund (the “AOG Fund”), the AOG Institutional Diversified Tender Fund (the “AOG Tender Fund”) and the AOG Institutional Diversified Master Fund (the “AOG Master Fund” and together with the AOG Fund and the AOG Tender Fund, the “Funds” and each a “Fund”) consist of four individuals, two of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the “Independent Trustees”). The Boards are responsible for the oversight of the Funds and their operations, and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of each Board is an Interested Trustee.

As required under the 1940 Act, the Boards approve the Investment Advisory Agreement between Alpha Omega Group, Inc. dba AOG Wealth Management (“AOG”) and the Funds (the “Advisory Agreement”). As is further discussed and explained below, in considering the approval of the Advisory Agreement, the Boards, including all of the Independent Trustees, met on December 13, 2021 (the “Meeting”) and approved the Advisory Agreement for an initial two-year term.

In advance of the Meeting, the Trustees requested and received materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with the consideration of the Advisory Agreement. Among other things, the Board considered comparisons with other funds in a relevant peer universe and peer group, as is further discussed below.

In approving the Advisory Agreement, each Board, including the Independent Trustees, was advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Funds, the profitability of AOG and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Funds and their shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Boards’ decision to approve the Advisory Agreement. In connection with its deliberations, the Boards considered information provided at or in advance of the Meeting, including presentations from AOG.

The Boards determined that the overall arrangements between the Funds and AOG, which serves as the Funds’ investment manager pursuant to the Advisory Agreement, are in the best interests of the Funds and their shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Boards’ determinations to approve the Advisory Agreement are discussed below.

These factors include, but are not limited to, the following: (1) the nature, extent, and quality of the services to be provided to the Funds; (2) the investment performance of the Funds and AOG; (3) the costs of the services to be provided and profits to be realized by AOG and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Trustees, including the Independent Trustees, considered a variety of factors, including those described below. The Trustees also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees also had an opportunity to meet in executive session and separately with compliance personnel to discuss the materials presented and any compliance issues raised by AOG’s presentation.

16

AOG Institutional Diversified Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2022

Nature, Extent, and Quality of Services. The Trustees reviewed materials provided by AOG regarding the nature, extent, and quality of the services to be provided to the Funds by AOG, including an overview of AOG and the personnel that would perform services for the Funds. The Trustees reviewed the most recent Form ADV for AOG and considered the qualifications, background and responsibilities of the members of AOG’s portfolio management team who would oversee the day-to-day investment management and operations of the Funds. The Trustees considered AOG’s process for evaluating, selecting and monitoring investment opportunities. The Trustees also considered AOG’s support resources available for investment research, compliance and operations.

In reaching their conclusions, the Trustees considered AOG’s significant experience, as well as the fact that AOG is operated by personnel who have extensive experience operating an investment adviser and in managing and overseeing the effective operation of other service providers. The Trustees also considered the Funds’ primary investment objective and concluded that the operation of such a mandate appears to be within the capabilities of the investment personnel employed by AOG.

Performance. The Trustees considered that the Funds are newly formed and as such do not have a record of prior performance. The Trustees also noted that AOG does not currently advise any other U.S. registered investment companies or pooled investment vehicles. Consequently, there was currently no performance data available for the Funds or an investment vehicle managed by AOG using a similar investment strategy. The Trustees concluded that, despite a lack of comparative data, based on the Funds’ investment strategies and AOG’s presentation, AOG had the expertise to fulfill the Funds’ investment mandate.

Fees and Expenses. The Trustees next considered information regarding the Funds’ projected expense ratio and its various components, including the proposed management fee for the Funds and the compensation structure of the Funds’ investment management personnel. The Trustees noted that the Funds’ unique investment strategy resulted in a limited number of comparable funds. The Trustees compared the Funds’ proposed fees and overall expense ratio to expense information for the Funds’ available peer group, as presented by AOG, noting that the management fee and overall expense ratio for the Funds were within the range of other funds in the peer group. In light of the foregoing, and in their business judgment, the Trustees found that the proposed management fee rate appeared reasonable for the management of the Funds’ portfolio under the strategy described for the initial term of the Advisory Agreement.

Profitability. The Trustees considered AOG’s anticipated profitability, the estimated costs of managing the Funds, and the information provided by AOG regarding its financial condition. The Trustees also considered that the Funds are not yet operational, and no record of profitability exists.

Economies of Scale. The Trustees considered whether AOG would realize economies of scale with respect to its management of the Funds. The Trustees noted that economies of scale were not likely to materialize during the initial term of the Advisory Agreement and therefore were not a relevant consideration at the present time. AOG represented that it would agree to revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale. The Trustees also considered AOG’s assertion that it expects to achieve economies of scale as the portfolio is built up and that it intends to share economies with investors.

Fall- out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that AOG did not anticipate any fallout benefits at this stage.

Conclusion. The Trustees, having requested and received such information from AOG as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Funds and their future shareholders.

17

AOG FUNDS NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES AOG INSTITUTIONAL DIVERSIFIED FUND, AOG INSTITUTIONAL DIVERSIFIED TENDER FUND AND AOG DIVERSIFIED MASTER FUND (TOGETHER THE “AOG FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number	● Purchase History
	● Assets	● Account Balances
	● Checking Account Information	● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AOG Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AOG Funds?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at 877-600-3573

18

Who are we	Page 2
Who is providing this notice?	AOG Institutional Diversified Fund, AOG Institutional Diversified Tender Fund and AOG Diversified Master Fund (together the “AOG Funds”)

What we do
How do AOG Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do AOG Funds collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

■     Name, phone number, social security number, assets, income, and date of birth; and

■     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AOG Funds do not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ AOG Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AOG Funds do not jointly market.

19

Investment Adviser

AOG Wealth Management

11911 Freedom Drive, Suite 730

Reston, VA 20190

Administrator

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year πas an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

AOG SAR22

AOG Institutional Diversified Master Fund

Semi-Annual Report

March 31, 2022

AOG Institutional Diversified Master Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the period ended March 31, 2022, compared to its benchmark:

Since Inception
Six Months	(12/31/2021)
AOG Institutional Diversified Master Fund	3.07%
S&P 500 Total Return Index (a)	(4.60)%

(a)	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

*	The Fund’s total annual operating expenses, including underlying funds, is 2.40%, per the December 15, 2021 prospectus. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-877-600-3573.

Holdings By Asset Class as of March 31, 2022	% of Net Assets
Private Real Estate Investment Trusts	27.9%
Closed End Interval Funds - Equity	13.0%
Closed End Interval Funds - Fixed Income	6.4%
Private Business Development Companies	6.4%
Exchange-Traded Equity Companies	4.3%
Money Market Fund	16.5%
Other Assets in Excess of Liabilities	25.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

AOG Institutional Diversifed Master Fund
Schedule of Investments (Unaudited)
March 31, 2022

Shares		Fair Value
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 27.9%
105,419	Arctrust III, Inc. (a)	$1,103,732
57,857	Cottonwood Communities (a)	1,135,878
92,764	Hines Global Income Trust, Inc. (a)	1,022,263
72,516	Jones Lang LaSalle Income Property Trust, Inc. (a)	1,070,341
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS (Cost - $4,000,000)	4,332,214

	CLOSED-END INTERVAL FUNDS - 19.4%
	EQUITY FUNDS - 13.0%
27,330	Bluerock Total Income+ Real Estate Fund (a)	1,002,186
22,989	The Private Shares Fund (a)	1,017,931
		2,020,117

	FIXED INCOME FUND - 6.4%
42,212	Griffin Institutional Access Credit Fund	997,890

	TOTAL CLOSED END INTERVAL FUNDS (Cost - $3,000,000)	3,018,007

	PRIVATE BUSINESS DEVELOPMENT COMPANIES - 6.4%
	ASSET MANAGEMENT - 6.4%
107,066	Owl Rock Core Income (a) (Cost - $1,000,000)	991,435

	EXCHANGE-TRADED FUNDS - 4.3%
	EQUITY FUNDS - 4.3%
1,440	First Trust US Equity Opportunities ETF	157,075
28,100	VanEck BDC Income ETF	503,271
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $639,626)	660,346

	SHORT-TERM INVESTMENT - 16.5%
	MONEY MARKET FUND - 16.5%
2,567,492	Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 0.10% (Cost - $2,567,492)(b)	2,567,492

	TOTAL INVESTMENTS - 74.5% (Cost $11,207,118)	$11,569,494
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.5%	3,964,050
	NET ASSETS - 100.0%	$15,533,544

(a)	Illiquid security.

(b)	Represents seven day yield as of March 31, 2022.

See accompanying notes to financial statements.

AOG Institutional Diversified Master Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments in Securities at Cost	$11,207,118
Investments in Securities at Value	$11,569,494
Cash	4,010,152
Due from adviser	27,382
Dividends and Interest Receivable	3,982
Total Assets	15,611,010

Liabilities:
Accrued administration fees	25,657
Payable for offering costs	16,911
Trustees fees payable	7,912
Other Accrued Expenses	26,986
Total Liabilities	77,466

Net Assets	$15,533,544
Total Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	1,004,818

Net Asset Value and Offering Price Per Share (Net assets / Total shares of beneficial interest outstanding)	$15.46

Composition of Net Assets:
Paid-in-Capital	$15,195,000
Accumulated Earnings	338,544
Net Assets	$15,533,544

See accompanying notes to financial statements.

AOG Institutional Diversified Master Fund
STATEMENT OF OPERATIONS (Unaudited)
For The Period* Ended March 31, 2022

Investment Income:
Dividend Income	$36,661
Interest Income	190
Total Investment Income	36,851

Expenses:
Investment Advisory Fees	2,994
Administration Fees	25,657
Offering Costs	16,911
Compliance Officer Fees	12,329
Trustees’ Fees	7,912
Registration & Filing Fees	7,852
Legal Fees	5,547
Audit Fees	3,297
Printing Expenses	3,297
Fund Accounting Fees	2,960
Custody Fees	1,479
Miscellaneous Expenses	824
Total Expenses	91,059
Less: Expenses Waived/Reimbursed by the Adviser	(30,376)
Net Expenses	60,683
Net Investment Loss	(23,832)

Net Unrealized Gain on Investments:
Net Change in Unrealized Appreciation on Investments	362,376

Net Unrealized Gain on Investments	362,376

Net Increase in Net Assets Resulting From Operations	$338,544

*	The AOG Institutional Diversified Master Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

AOG Institutional Diversified Master Fund
STATEMENT OF CHANGES IN NET ASSETS

Period* Ended
March 31, 2022
(Unaudited)
Operations:
Net Investment Loss	$(23,832)
Net Change in Unrealized Appreciation on Investments	362,376
Net Increase in Net Assets
Resulting From Operations	338,544

Beneficial Interest Transactions:
Proceeds from Shares Issued	15,195,000
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	15,195,000

Net Increase in Net Assets	15,533,544

Net Assets:
Beginning of Period	—
End of Period	$15,533,544

Share Activity:
Shares Issued	1,004,818
Net Increase in Total Shares Outstanding	1,004,818

*	The AOG Institutional Diversified Master Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

AOG Institutional Diversified Master Fund
STATEMENT OF CASH FLOWS
For The Period* Ended March 31, 2022

Cash Flows From Operating Activities:
Net Decrease in Net Assets Resulting From Operations	$338,544
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Purchases of Long-Term Portfolio Investments	(8,639,626)
Net Short Term Investment Sales	(2,567,492)

Change in Unrealized Depreciation on Investments	(362,376)

Changes in Assets and Liabilities:
(Increase)/Decrease in Assets:
Due From Investment Adviser	(27,382)
Dividends and Interest Receivable	(3,982)
Increase/(Decrease) in Liabilities:
Payable for Offering Costs	16,911
Accrued Administration Fees	25,657
Trustees Fees Payable	7,912
Other Accrued Expenses	26,986
Net Cash Used for Operating Activities	(11,184,848)

Cash Flows From Financing Activities:
Proceeds from Shares Issued	15,195,000
Net Cash Provided by Financing Activities	15,195,000

Net Increase in Cash	4,010,152
Cash at Beginning of Period	—
Cash at End of Period	$4,010,152

*	The AOG Institutional Diversified Master Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

AOG Institutional Diversified Master Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

Period* Ended
March 31, 2022
(Unaudited)

Net Asset Value, Beginning of Period	$15.00
Income (Loss) From Operations:
Net investment loss (a)	(0.15)
Net gain/(loss) from investments (both realized and unrealized)	0.61
Total from operations	0.46

Net Asset Value, End of Period	$15.46

Total Return (b,c)	3.07%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15,534
Ratio of Expenses to Average Net Assets (d)	10.15%
Ratio of Expenses to Average Net Assets (excluding waivers) (d)	15.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	(9.07)%
Portfolio turnover rate	0%

*	The AOG Institutional Diversified Master Fund commenced operations on December 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not Annualized.

(d)	Annualized.

See accompanying notes to financial statements.

AOG Institutional Diversified Master Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2022

1.	ORGANIZATION

The AOG Institutional Diversified Master Fund is a Delaware statutory trust registered under the 1940 Act as a diversified, closed-end management investment company. The Master Fund commenced operations on December 31, 2021.

The AOG Institutional Diversified Fund (the “Auction Fund”) and the AOG Institutional Diversified Tender Fund (the “Tender Offer Fund”) together are “Feeder Funds”. As of March 31, 2022, the Tender Offer Fund has not commenced operations.

The Feeder Funds invests substantially all of its assets in the AOG Institutional Diversified Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust registered under the 1940 Act as a diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). For the convenience of the reader, references to each Feeder Fund’s investments also refer to the Master Fund’s investments and references to the risks of investing in the Master Fund also refer to the risks of investing in each Feeder Fund, except as otherwise provided. The investment objective of each Fund is to seek to provide total return.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Master Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Net Asset Value Determination – The Master Fund calculates its Net Asset Value (“NAV”) as of the close of business on the last business day of each calendar month, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Master Fund values its investments as of the relevant Determination Date. The NAV of each Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments – The Valuation Procedures provide that the Master Fund will value its investments in Private Markets Investment Funds and direct private equity investments at fair value. The fair value of such investments as of each Determination Date ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant Private Markets Investment Fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the Private Markets Investment Fund manager’s valuations and the relevant Determination Date.

A meaningful input in each Fund’s Valuation Procedures will be the valuations provided by the Private Markets Investment Fund managers. Specifically, the value of the Master Fund’s investment in Private Markets Investment Funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the Private Markets Investment Fund in accordance with the Private Markets Investment Fund’s own valuation policies. Generally, Private Markets

AOG Institutional Diversified Master Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

Investment Fund managers value investments of their Private Markets Investment Funds at their market price if market quotations are readily available. In the absence of observable market prices, Private Markets Investment Fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by Private Markets Investment Fund managers is then based on the best information available in the circumstances and may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

Market quotations will not be readily available for most of the Master Fund’s investments. To the extent the Funds hold securities or other instruments that are not investments in Private Markets Investment Funds or direct private equity investments, the Funds will generally value such assets as described below.

Equity Securities – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Money Market Securities and other Debt Securities – If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s or the Master Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

AOG Institutional Diversified Master Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

Fair Value Procedures – Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee established by the Board. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of a Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

The Master Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AOG Institutional Diversified Master Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2022 for the Master Fund’s assets measured at fair value:

				Investments
				Valued at
Assets	Level 1	Level 2	Level 3	NAV	Total
Private Real Estate Investment Trusts	$1,022,263	$—	$—	$3,309,951	$4,332,214
Closed End Interval Funds	3,018,007	—	—	—	3,018,007
Private Business Development Companies	—	—	—	991,435	991,435
Exchange-Traded Funds	660,346	—	—	—	660,346
Short-Term Investment	2,567,492	—	—	—	2,567,492
Total	$7,268,108	$—	$—	$4,301,386	$11,569,494

There were no transfers into or out of Levels 2 or 3 during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Realized gains and losses from sales of securities are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Expenses – The Master Fund, and therefore, Shareholders, bears all expenses incurred in the business on a pro-rata portion of the operating expenses, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds.

Offering Costs – Offering costs will be amortized on a straight line basis over the first twelve months of the Master Fund’s operations. Offering costs consist primarily of legal fees in connection with the preparation of the initial registration statement and related filings. As of March 31, 2022, the total offering costs amounted to $68,583.

Federal Income Taxes – Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the year ended September 30, 2022. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – In the normal course of business the Master Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Master Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that risk of loss to the Master Fund in connection with the Master Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Master Fund.

AOG Institutional Diversified Master Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

3.	AGREEMENTS

AOG Wealth Management serves as the Funds’ investment adviser (the “Adviser”). In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 0.50% of the Master Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Master Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, each Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of each Feeder Fund. Through its investment in the Master Fund, each Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund.

The Adviser voluntarily agreed to reimburse the Master Fund for all expenses accrued for the month ended January 31, 2022. Such reimbursement amounted to $30,376.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Auction Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2022, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$11,207,118	$373,052	$(10,676)	$362,376

5.	RISKS

Investment in a Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that a Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in a Fund are set forth below.

Certain risk factors below discuss the risks of investing in Private Markets Investment Funds. The Feeder Funds will be exposed to such risks indirectly through their investment in the Master Fund.

Equity Securities Risk – When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons of issuer -specific and broader economic or international considerations. They may also decline due to factors which affect a particular industry or industries. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to other instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed and there is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

AOG Institutional Diversified Master Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

Real Estate Securities Risks – The Fund may invest in publicly-traded and non-traded REITs or Private Markets Investment Funds that hold real estate as well as invest in real estate directly through a REIT Subsidiary. As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage.

REIT Risk – REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Restricted and Illiquid Investments Risk – The Fund’s investments are also subject to liquidity risk, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. The Adviser may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

Private Markets Investment Funds – The managers of the Private Markets Investment Funds in which the Master Fund may invest may have relatively short track records and that may rely on a limited number of key personnel. The portfolio companies in which the Private Markets Investment Funds may invest also have no, or relatively short, operating histories, may face substantial competitive pressures from larger companies, and may also rely on a limited number of key personnel. The Master Fund will not necessarily have the opportunity to evaluate the information that a Private Markets Investment Fund uses in making investment decisions.

Master-Feeder Structure – The Feeder Funds and the Master Fund are part of a “master-feeder” structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Funds. In addition, because each Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in a Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of a Feeder Fund’s Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by a Feeder Fund.

6.	PURCHASES AND SALES

For the period ended March 31, 2022, the Master Fund made purchases of $8,639,626 of investment securities other than long-term U.S. Government and short-term securities. There were no sales of investment securities during the period. There were no purchases or sales of long-term U.S. Government securities.

AOG Institutional Diversified Master Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2022

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AOG Institutional Diversified Master Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2022

As a shareholder of the Master Fund you will incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning
	Account	Ending		Expenses Paid
	Value	Account Value	Annualized	During the Period
	(10/1/21)	(3/31/22)	Expense Ratio	(10/1/21 to 1/31/22)*
Actual	$1,000.00	$1,030.70	10.15%	$25.41
Hypothetical (5% return before expenses)	$1,000.00	$974.32	10.15%	$49.96

*	“Actual” expense information is for the period from 12/31/2021 (date of initial investment) to 3/31/2022. Actual expenses are equal to the Master Fund’s annualized net expense ratio multiplied by 90/365 (to reflect the period from initial investment to March 31, 2022). “Hypothetical” expense information for the Master Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

AOG Institutional Diversified Master Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2022

AOG Funds 15(c) Disclosure for Approval of Investment Advisory Agreement

The Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of the AOG Institutional Diversified Fund (the “AOG Fund”), the AOG Institutional Diversified Tender Fund (the “AOG Tender Fund”) and the AOG Institutional Diversified Master Fund (the “AOG Master Fund” and together with the AOG Fund and the AOG Tender Fund, the “Funds” and each a “Fund”) consist of four individuals, two of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the “Independent Trustees”). The Boards are responsible for the oversight of the Funds and their operations, and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of each Board is an Interested Trustee.

As required under the 1940 Act, the Boards approve the Investment Advisory Agreement between Alpha Omega Group, Inc. dba AOG Wealth Management (“AOG”) and the Funds (the “Advisory Agreement”). As is further discussed and explained below, in considering the approval of the Advisory Agreement, the Boards, including all of the Independent Trustees, met on December 13, 2021 (the “Meeting”) and approved the Advisory Agreement for an initial two-year term.

In advance of the Meeting, the Trustees requested and received materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with the consideration of the Advisory Agreement. Among other things, the Board considered comparisons with other funds in a relevant peer universe and peer group, as is further discussed below.

In approving the Advisory Agreement, each Board, including the Independent Trustees, was advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Funds, the profitability of AOG and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Funds and their shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Boards’ decision to approve the Advisory Agreement. In connection with its deliberations, the Boards considered information provided at or in advance of the Meeting, including presentations from AOG.

The Boards determined that the overall arrangements between the Funds and AOG, which serves as the Funds’ investment manager pursuant to the Advisory Agreement, are in the best interests of the Funds and their shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Boards’ determinations to approve the Advisory Agreement are discussed below.

These factors include, but are not limited to, the following: (1) the nature, extent, and quality of the services to be provided to the Funds; (2) the investment performance of the Funds and AOG; (3) the costs of the services to be provided and profits to be realized by AOG and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Trustees, including the Independent Trustees, considered a variety of factors, including those described below. The Trustees also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees also had an opportunity to meet in executive session and separately with compliance personnel to discuss the materials presented and any compliance issues raised by AOG’s presentation.

AOG Institutional Diversified Master Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2022

Nature, Extent, and Quality of Services. The Trustees reviewed materials provided by AOG regarding the nature, extent, and quality of the services to be provided to the Funds by AOG, including an overview of AOG and the personnel that would perform services for the Funds. The Trustees reviewed the most recent Form ADV for AOG and considered the qualifications, background and responsibilities of the members of AOG’s portfolio management team who would oversee the day-to-day investment management and operations of the Funds. The Trustees considered AOG’s process for evaluating, selecting and monitoring investment opportunities. The Trustees also considered AOG’s support resources available for investment research, compliance and operations.

In reaching their conclusions, the Trustees considered AOG’s significant experience, as well as the fact that AOG is operated by personnel who have extensive experience operating an investment adviser and in managing and overseeing the effective operation of other service providers. The Trustees also considered the Funds’ primary investment objective and concluded that the operation of such a mandate appears to be within the capabilities of the investment personnel employed by AOG.

Performance. The Trustees considered that the Funds are newly formed and as such do not have a record of prior performance. The Trustees also noted that AOG does not currently advise any other U.S. registered investment companies or pooled investment vehicles. Consequently, there was currently no performance data available for the Funds or an investment vehicle managed by AOG using a similar investment strategy. The Trustees concluded that, despite a lack of comparative data, based on the Funds’ investment strategies and AOG’s presentation, AOG had the expertise to fulfill the Funds’ investment mandate.

Fees and Expenses. The Trustees next considered information regarding the Funds’ projected expense ratio and its various components, including the proposed management fee for the Funds and the compensation structure of the Funds’ investment management personnel. The Trustees noted that the Funds’ unique investment strategy resulted in a limited number of comparable funds. The Trustees compared the Funds’ proposed fees and overall expense ratio to expense information for the Funds’ available peer group, as presented by AOG, noting that the management fee and overall expense ratio for the Funds were within the range of other funds in the peer group. In light of the foregoing, and in their business judgment, the Trustees found that the proposed management fee rate appeared reasonable for the management of the Funds’ portfolio under the strategy described for the initial term of the Advisory Agreement.

Profitability. The Trustees considered AOG’s anticipated profitability, the estimated costs of managing the Funds, and the information provided by AOG regarding its financial condition. The Trustees also considered that the Funds are not yet operational, and no record of profitability exists.

Economies of Scale. The Trustees considered whether AOG would realize economies of scale with respect to its management of the Funds. The Trustees noted that economies of scale were not likely to materialize during the initial term of the Advisory Agreement and therefore were not a relevant consideration at the present time. AOG represented that it would agree to revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale. The Trustees also considered AOG’s assertion that it expects to achieve economies of scale as the portfolio is built up and that it intends to share economies with investors.

Fall- out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that AOG did not anticipate any fallout benefits at this stage.

Conclusion. The Trustees, having requested and received such information from AOG as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Funds and their future shareholders.

AOG FUNDS NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES AOG INSTITUTIONAL DIVERSIFIED FUND, AOG INSTITUTIONAL DIVERSIFIED TENDER FUND AND AOG DIVERSIFIED MASTER FUND (TOGETHER THE “AOG FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number	● Purchase History
	● Assets	● Account Balances
	● Checking Account Information	● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AOG Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AOG Funds?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at 877-600-3573

Who are we	Page 2
Who is providing this notice?	AOG Institutional Diversified Fund, AOG Institutional Diversified Tender Fund and AOG Diversified Master Fund (together the “AOG Funds”)

What we do
How do AOG Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do AOG Funds collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

■     Name, phone number, social security number, assets, income, and date of birth; and

■     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AOG Funds do not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ AOG Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AOG Funds do not jointly market.

Investment Adviser

AOG Wealth Management

11911 Freedom Drive, Suite 730

Reston, VA 20190

Administrator

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year πas an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

AOG SAR22

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

ITEM 2. CODE OF ETHICS. Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semiannual reports.

ITEM 6. SCHEDULE OF INVESTMENTS. Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable for semiannual reports.
(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.
(b)	Not applicable.

ITEM 13. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

/s/ Frederick Baerenz

By Frederick Baerenz Principal Executive Officer
Date: 6/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Frederick Baerenz

By Frederick Baerenz Principal Executive Officer
Date: 6/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Michelle Whitlock

By Michelle Whitlock Principal Financial Officer
Date: 6/6/2022